CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Authorized	10,000,000	10,000,000	10,000,000
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Issued	12,362,336	12,362,336	11,655,000